Property and Equipment	12 Months Ended
Dec. 31, 2013
Property and Equipment
Property and Equipment

4. Property and Equipment

        Property and equipment and related accumulated depreciation and amortization are as follows:

	December 31,
	2013	2012
Laboratory equipment	$3,085,736	$3,074,926
Computer equipment and software	1,452,580	1,424,722
Office furniture and equipment	311,564	311,564
Leasehold improvements	3,357,312	3,344,012
Construction in process	10,293	9,000
Less accumulated depreciation and amortization	(7,839,489)	(7,761,514)

Property and equipment, net	$377,996	$402,710

        Depreciation expense was $204,733 and $531,589 for the years ended December 31, 2013 and 2012, respectively.